Equity-Based Compensation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Apr. 28, 2020
Williams Companies Incentive Plan [Member]
Equity-Based Compensation (Textuals) [Abstract]
Shares authorized for issuance		50,000				10,000
Shares reserved for future issuance		30,000
Shares available for future grants		17,000
Equity-based compensation expense		$ 81		$ 52	$ 57
Tax benefit from equity-based compensation expense		20		$ 13	$ 14
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense		$ 64
Unrecognized equity-based compensation expense, Weighted-average period of recognition in years		1 year 8 months 12 days
Williams Companies Incentive Plan [Member] | Nonvested Restricted Stock Units [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Rollforward of nonvested restricted stock unit activity and related information
Restricted Stock Units, Nonvested shares, Beginning Balance		6,200
Restricted Stock Units, Granted		2,700
Restricted Stock Units, Forfeited		(100)
Restricted Stock Units, Vested		(1,500)
Restricted Stock Units, Nonvested shares, Ending Balance		7,300		6,200
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Beginning Balance	[1]	$ 23.53
Weighted-average grant date fair value of restricted stock units granted during the year, per share		24.22	[1]	$ 18.32	$ 25.87
Restricted Stock Units, Forfeited, Weighted-Average Fair Value	[1]	18.59
Restricted Stock Units, Vested, Weighted-Average Fair Value	[1]	30.82
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Ending Balance	[1]	$ 22.35		$ 23.53
Restricted Stock Units, Vested in Period, Fair Value		$ 46		$ 43	$ 29
Williams Companies Incentive Plan [Member] | Performance Shares [Member]
Rollforward of nonvested restricted stock unit activity and related information
Performance based nonvested restricted stock units as a percent of total nonvested restricted stock units outstanding		39.00%
Williams Companies Incentive Plan [Member] | Performance Shares [Member] | Minimum [Member]
Rollforward of nonvested restricted stock unit activity and related information
Range of vested shares based on extent to which certain financial targets are achieved		0.00%
Williams Companies Incentive Plan [Member] | Performance Shares [Member] | Maximum [Member]
Rollforward of nonvested restricted stock unit activity and related information
Range of vested shares based on extent to which certain financial targets are achieved		200.00%
Williams Companies Incentive Plan [Member] | Stock options [Member]
Rollforward of stock option activity and related information
Options, Granted		0		0	0
Options Outstanding, Ending Balance		5,200
Options Exercisable at Period End		5,200
Options, Weighted Average Exercise Price, Ending Balance		$ 33.51
Options, Weighted Average Exercise Price, Exercisable at Period End		$ 33.51
Stock Options Outstanding, Weighted Average Remaining Contractual Life		2 years 10 months 24 days
Stock Options Exercisable, Weighted Average Remaining Contractual Life		2 years 10 months 24 days
Employee Stock Purchase Plan [Member]
Equity-Based Compensation (Textuals) [Abstract]
Shares authorized for issuance		5,200				1,600
Shares available for future grants		1,400
No. of shares purchases by employees		275
Average price of shares purchased		$ 19.47

[1]	Performance-based restricted stock units are valued considering measures such as total shareholder return utilizing a Monte Carlo valuation method, as well as return on capital employed, a ratio of debt to EBITDA, and available funds from operations. All time based restricted stock units are valued at the grant-date market price. Restricted stock units generally vest after three years.